Marketable Securities and Derivatives (Tables)	12 Months Ended
Jun. 30, 2019
Financial instruments [Abstract]
Marketable Securities
At June 30, 2019, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1	Level 3
Marketable securities designated at FVTOCI	Cann Group	CanniMed	Micron	Radient	TGOD	ACI	Choom	EnWave	Other immaterial investments	Total
	Note 4(a)		Note 4(b)	Note 4(c)	Note 4(g)	Note 4(k)	Note 4(h)	Note 4(m)
	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2017	13,433	—	—	1,412	—	—	—	—	—	14,845
Additions	—	16,144	962	4,199	—	—	7,000	—	—	28,305
Unrealized gain recognized at inception	—	—	2,170	3,700	—	—	2,268	—	—	8,138
Unrealized gain (loss) on changes in fair value	42,934	10,423	(706)	(2,340)	—	—	3,451	—	—	53,762
Transfer to investment in associates	(56,367)	—	—	—	—	—	—	—	—	(56,367)
Acquisition of control	—	(26,567)	—	—	—	—	—	—	—	(26,567)
Conversion of debenture	—	—	—	7,571	—	—	—	—	—	7,571
Exercise of warrants	—	—	—	29,501	—	—	—	—	—	29,501
Balance, June 30, 2018	—	—	2,426	44,043	—	—	12,719	—	—	59,188
Additions (disposals)	—	—	—	—	(46,663)	228	—	10,000	1,091	(35,344)
Transfer from investment in associates	—	—	—	—	275,342	5,360	—	—	—	280,702
Unrealized gain (loss) on changes in fair value	—	—	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)
Spin-out	—	—	—	—	—	(82,461)	—	—	—	(82,461)
Balance, June 30, 2019	—	—	1,148	30,866	93,132	—	4,388	12,619	1,095	143,248

Unrealized gain (loss) on marketable securities
Year ended June 30, 2018
Profit & loss unrealized gain (1)	—	10,423	2,170	3,700	—	—	2,268	—	—	18,561
OCI unrealized gain (loss)	(7,021)	—	(706)	(2,340)	—	—	3,451	—	—	(6,616)

Year ended June 30, 2019
OCI unrealized gain (loss)	—	—	(1,278)	(13,177)	(135,547)	76,873	(8,331)	2,619	4	(78,837)

(1)
In addition to the $18,561 profit & loss unrealized gain on marketable securities, the Company recognized an additional $1,522 unrealized gain at inception for TGOD’s participation right common shares (Note 4(g)).

Derivative Instruments
At June 30, 2019, the Company held the following derivative investments:

Financial asset hierarchy level	Level 3	Level 3	Level 3	Level 2	Level 2	Level 1	Level 2	Level 2	Level 3	Level 2	Level 2
Derivatives and Convertible Debentures at FVTPL	Micron	Radient	Alcanna	CTT	Capcium	TGOD	ACI	Choom	Investee-B	High Tide	Namaste	Total
	Note 4(b)	Note 4(c)	Note 4(d)	Note 4(e)	Note 4(f)	Note 4(g)	Note 4(k)	Note 4(h)	Note 4(i)	Note 4(j)
	$	$	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2017	—	11,363	—	—	—	—	—	—	—	—	—	11,363
Additions	538	2,083	28,060	1,319	—	55,000	—	—	—	—	1,333	88,333
Unrealized gain at inception	1,213	1,837	—	—	—	—	—	—	—	—	—	3,050
Unrealized gain (loss) on changes in fair value	(723)	17,423	(25,660)	18,821	—	153,043	—	—	—	—	(842)	162,062
Conversion of debenture	—	(7,571)	—	—	—	—	—	—	—	—	—	(7,571)
Exercise of warrants	—	(23,723)	—	—	—	—	—	—	—	—	—	(23,723)
Transfer to investment in associates (Note 8)	—	—	—	—	—	(108,572)	—	—	—	—	—	(108,572)
Balance, June 30, 2018	1,028	1,412	2,400	20,140	—	99,471	—	—	—	—	491	124,942
Additions	—	—	—	—	4,883	—	541	20,000	13,403	11,000	—	49,827
Transfer on loss of control of subsidiary	—	—	—	—	—	—	679	—	—	—	—	679
Unrealized gain (loss) on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
Transfer to investment in associates (Note 8)	—	—	—	(3,413)	—	—	—	—	—	—	—	(3,413)
Spin-out	—	—	—	—	—	—	(69,234)	—	—	—	—	(69,234)
Foreign exchange	—	—	—	—	—	—	—	—	1,333	—	—	1,333
Balance, June 30, 2019	84	65	425	33	7,518	24,162	10,083	19,369	14,316	10,241	113	86,409

Unrealized gain (loss) on derivatives
Year ended June 30, 2018
Inception gains amortized	151	11,174	—	—	—	—	—	—	—	—	—	11,325
Unrealized gain (loss) on changes in fair value	(723)	17,423	(25,660)	18,821	—	153,043	—	—	—	—	(842)	162,062
	(572)	28,597	(25,660)	18,821	—	153,043	—	—	—	—	(842)	173,387

Year ended June 30, 2019
Inception gains amortized	607	919	—	—	—	—	—	—	—	—	—	1,526
Unrealized gain (loss) on changes in fair value	(944)	(1,347)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(17,725)
	(337)	(428)	(1,975)	(16,694)	2,635	(75,309)	78,097	(631)	(420)	(759)	(378)	(16,199)